UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – September 30, 2019

Item 1.  Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2019

United States Government and Agency Obligations 80.58%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 47.00%
Fixed Rates:
	1.38	10/19/20	$500,000	$497,183
	1.42	01/12/21	541,000	537,618
	1.93	04/20/21	3,250,000	3,238,526
	1.90	09/01/21	956,000	954,184
	2.22	10/15/21	2,000,000	2,000,104
	1.78	12/13/21	500,000	499,585
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.12%)	1.95	02/18/20	3,000,000	3,000,444
(Federal Reserve Bank Prime Loan + (2.98)%)	2.02	02/20/20	2,500,000	2,500,147
(Federal Reserve Bank Prime Loan + (2.96)%)	2.04	07/09/20	5,000,000	5,005,720
(USD 1 Month LIBOR + 0.05%)	2.10	02/21/20	3,000,000	3,000,494
				21,234,005
Federal Home Loan Bank 9.39%
Fixed Rates:
	1.40	08/25/20	500,000	497,692
	1.40	01/19/21	500,000	496,497
	2.00	07/23/21	3,250,000	3,250,156
				4,244,345
Federal Home Loan Mortgage Corporation 6.54%
Fixed Rates:
	1.75	08/28/20	1,260,000	1,258,434
	1.70	08/28/20	500,000	499,289
	2.00	01/08/21	1,200,000	1,198,080
				2,955,803
U.S. Treasury Bill 8.78% ◊
Yield to Maturity:
	1.96	12/19/19	1,500,000	1,494,302
	1.84	03/26/20	1,000,000	991,298
	1.84	06/18/20	1,500,000	1,480,884
				3,966,484
U.S. Treasury Note 8.87%
Fixed Rates:
	1.63	06/30/20	2,000,000	1,996,602
	2.63	08/15/20	2,000,000	2,013,359
				4,009,961
Total United States Government and Agency Obligations				36,410,598
(cost $36,396,967)

See notes to portfolios of investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2019

Exchange Traded Fund 9.71%	Shares	Value
Vanguard Short-Term Treasury ETF	72,000	$4,388,400
(cost $4,391,687)

Investments, at value 90.29%		40,798,998
(cost $40,788,654)
Other assets and liabilities, net 9.71%		4,386,393
Net Assets 100.00%		$45,185,391

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds 86.76%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.93%
City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM	3.10	12/01/21	$100,000	$101,645
Tuscaloosa County Board of Education, Alabama, Special Tax Bond	5.00	02/01/32	635,000	769,080
				870,725

Arkansas 1.13%
City of Hot Springs Wastewater Revenue, Arkansas, RB	4.00	12/01/19	510,000	512,101

California 1.01%
Lemon Grove School District, California, Refunding, GO Unlimited	4.00	08/01/33	220,000	253,924
Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond	5.00	10/01/19	200,000	200,000
State of California, California, GO Unlimited	5.00	12/01/19	5,000	5,015
				458,939

Colorado 2.68%
City & County of Denver Airport System Revenue, Colorado, RB, Series B	5.00	11/15/27	300,000	333,216
City of Glendale, Colorado, Refunding, COP AGM	5.00	12/01/25	750,000	880,012
				1,213,228

Connecticut 0.53%
State of Connecticut, Connecticut, Refunding, GO Unlimited	5.00	05/15/27	200,000	240,944

District of Columbia 1.97%
Washington Metropolitan Area Transit Authority, District of Columbia, Refunding, RB	5.00	07/01/34	725,000	893,229

Florida 6.88%
City of Jacksonville, Florida, Refunding, RB, Series C	5.00	10/01/20	270,000	279,866
City of Leesburg, Florida, Refunding, RB	5.00	10/01/21	405,000	434,281
City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM	4.00	10/01/19	250,000	250,000
City of Miramar, Florida, Refunding, RB	5.00	10/01/22	305,000	337,397
County of St. Johns, Florida, Refunding, RB AGM	5.00	10/01/20	310,000	321,424
Orlando Utilities Commission, Florida, RB ‡	1.59	10/01/33	870,000	870,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida (cont’d)
State of Florida, Florida, Refunding, GO Unlimited	5.00	06/01/28	$500,000	$616,910
				3,109,878

Idaho 0.53%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A	5.00	07/15/21	225,000	239,481

Illinois 6.51%
Chicago Board of Education, Illinois, GO Unlimited, Series A NATL	5.25	12/01/19	300,000	301,590
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited	5.75	12/01/19	500,000	503,465
County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited	5.60	01/01/21	145,000	149,692
Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,052,840
Illinois State Toll Highway Authority, Illinois, RB	5.00	01/01/32	505,000	602,395
Regional Transportation Authority, Illinois, RB, Series A, AMBAC	7.20	11/01/20	65,000	67,219
Village of Fox Lake, Debt Certificates, Illinois, RB, Series B	3.00	11/01/19	265,000	265,339
				2,942,540

Indiana 0.80%
Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond	5.00	08/15/20	350,000	360,630

Kentucky 1.19%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A	5.00	05/15/23	500,000	538,785

Louisiana 2.99%
Louisiana Housing Corp., Louisiana, RB FHLMC	2.15	12/01/24	460,000	471,224
State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A	5.00	08/01/26	800,000	882,688
				1,353,912

Maryland 0.61%
City of Baltimore, Maryland, RB	5.00	07/01/33	215,000	276,006

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Massachusetts 0.74%
Massachusetts Housing Finance Agency, Massachusetts, Refunding, RB	2.15	12/01/21	$330,000	$332,591

Michigan 2.17%
City of Wyoming, Water Supply System, Michigan, Refunding, RB	4.00	06/01/20	215,000	218,836
Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF	5.00	05/01/22	365,000	399,263
State of Michigan Trunk Line Revenue, Michigan, Refunding, RB	4.50	11/01/26	105,000	105,302
Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C	4.00	12/01/19	255,000	256,122
				979,523
Minnesota 0.60%
City of Minneapolis/St Paul Housing & Redevelopment Authority, Minnesota, RB AGM ‡	1.70	08/15/25	270,000	270,000

Missouri 0.60%
City of Kansas City Water Revenue, Missouri, RB, Series F AGM	4.00	12/01/22	250,000	270,610

New Jersey 1.13%
Middlesex County Improvement Authority, New Jersey, RB	5.00	07/01/25	425,000	512,019

New York 7.87%
City of New York, New York, GO Unlimited	5.00	12/01/34	250,000	315,928
City of New York, New York, GO Unlimited, Series E	5.25	08/01/22	875,000	972,282
City of New York, New York, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,104,240
Long Island Power Authority, New York, RB, Series B	5.00	09/01/21	465,000	498,238
Metropolitan Transportation Authority, New York, RB	4.00	11/15/34	100,000	114,152
Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A	5.00	03/01/21	350,000	355,411
New York City Water & Sewer System, New York, RB ‡	1.72	06/15/38	200,000	200,000
				3,560,251

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
North Carolina 2.76%
City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A	5.00	10/01/21	$1,000,000	$1,037,450
County of Beaufort, North Carolina, RB	5.00	06/01/21	200,000	212,070
				1,249,520

Ohio 0.32%
City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM	5.25	09/15/22	130,000	144,707

Oregon 0.45%
Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A	4.50	05/01/20	200,000	203,546

Pennsylvania 2.23%
Reading School District, Pennsylvania, GO Unlimited, Series A	5.00	04/01/20	400,000	406,288
Township of Penn, Pennsylvania, GO Unlimited BAM	1.85	05/15/21	325,000	325,042
Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A	5.00	11/01/19	275,000	275,800
				1,007,130

South Carolina 1.26%
Aiken County Consolidated School District, South Carolina, GO Unlimited	4.00	04/01/34	400,000	468,532
City of Columbia Waterworks & Sewer System Revenue, South Carolina, RB ‡	1.58	02/01/38	100,000	100,000
				568,532

Tennessee 0.90%
City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM	5.00	05/01/20	200,000	204,300
Town of Rogersville, Tennessee, Refunding, GO Unlimited	2.00	06/01/20	200,000	200,828
				405,128

Texas 28.76%
Aldine Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	5.00	02/15/28	750,000	909,705
Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD	5.00	02/15/22	410,000	445,289
City of Austin, Texas, Refunding, RB ‡	1.60	11/15/29	900,000	900,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont’d)
City of Buda, Texas, Refunding, GO Limited	4.00	02/15/29	$135,000	$159,579
City of Cedar Hill, Texas, Refunding, GO Limited	5.00	02/15/22	800,000	866,904
City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊	3.07	02/15/20	150,000	149,147
City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB	3.00	03/01/22	610,000	631,917
City of Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	294,032
City of Round Rock, Texas, GO Limited	4.00	08/15/33	175,000	204,638
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/20	95,000	96,313
Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB	5.00	03/01/20	350,000	355,264
Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	305,000	315,687
Eagle Mountain & Saginaw Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	4.00	08/15/32	450,000	508,617
Ector County Independent School District, Texas, GO Unlimited PSF-GTD	5.00	08/15/29	400,000	450,320
Harlandale Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	4.00	02/15/28	300,000	343,161
Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM	3.00	04/01/22	305,000	310,249
Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A	5.00	05/15/21	500,000	529,710
Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	755,000	783,788
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB	5.00	12/01/21	500,000	534,700
Red River Education Finance Corp., Texas, RB ‡	1.60	03/15/35	700,000	700,000
San Antonio Water System, Texas, Refunding, RB	4.50	05/15/21	400,000	420,508
State of Texas, Texas, Refunding, GO Unlimited	5.00	10/01/20	550,000	570,433
Texas City Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	5.00	08/15/28	410,000	489,347
Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A	6.20	02/15/40	2,000,000	2,034,600
				13,003,908

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Utah 0.67%
Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A	4.00	12/01/19	$300,000	$301,296

Washington 6.80%
County of Thurston, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,695,362
Spokane Public Facilities District, Washington, Refunding, RB, Series B	5.00	12/01/21	950,000	1,023,302
Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B	4.00	12/01/19	355,000	356,594
				3,075,258

Wisconsin 0.74%
Sun Prairie Area School District, Wisconsin, GO Unlimited	4.00	03/01/31	300,000	334,359

Total Municipal Bonds				39,228,776
(cost $38,895,696)

Exchange Traded Funds 9.94%	Shares
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	30,000	1,509,300
VanEck Vectors AMT-Free Long Municipal Index ETF	70,000	1,480,493
VanEck Vectors AMT-Free Short Municipal Index ETF	85,000	1,504,075
Total Exchange Traded Funds		4,493,868
(cost $4,525,930)

Investments, at value 96.70%		43,722,644
(cost $43,421,626)
Other assets and liabilities, net 3.30%		1,491,849
Net Assets 100.00%		$45,214,493

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 91.41%	Shares	Value
Applications Software 3.03%
Intuit, Inc.	1,545	$410,877

Building - Residential/Commercial 3.10%
PulteGroup, Inc.	11,483	419,704

Casino Hotels 2.99%
Wynn Resorts, Ltd.	3,728	405,308

Coatings/Paint 3.06%
The Sherwin-Williams Co.	754	414,602

Commercial Banks - Southern US 2.99%
Regions Financial Corp.	25,646	405,720

Computers 3.12%
HP, Inc.	22,312	422,143

Decision Support Software 2.99%
MSCI, Inc.	1,858	404,580

Electric - Integrated 3.03%
Evergy, Inc.	6,160	410,010

Electronic Components - Semiconductors 3.04%
Broadcom, Inc.	1,493	412,173

Electronic Secure Devices 3.08%
Allegion PLC	4,026	417,295

Enterprise Software/Services 3.09%
Oracle Corp.	7,615	419,053

Finance - Credit Card 6.03%
Mastercard, Inc., Class A	1,517	411,972
Visa, Inc., Class A	2,356	405,255
		817,227

Finance - Investment Banker/Broker 3.08%
The Charles Schwab Corp., Series A	9,968	416,961

Food - Miscellaneous/Diversified 3.05%
Mondelez International, Inc., Class A	7,464	412,908

Food - Wholesale/Distribution 3.08%
Sysco Corp.	5,265	418,041

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Medical - Drugs 6.10%
Merck & Co., Inc.	4,946	$416,354
Zoetis, Inc.	3,296	410,649
		827,003

Medical - Hospitals 3.07%
HCA Healthcare, Inc.	3,451	415,569

Medical - Wholesale Drug Distribution 3.05%
McKesson Corp.	3,024	413,260

Oil Companies - Exploration & Production 9.12%
Cabot Oil & Gas Corp.	23,709	416,567
EOG Resources, Inc.	5,568	413,257
Occidental Petroleum Corp.	9,130	406,011
		1,235,835

REITS - Diversified 3.05%
American Tower Corp. REIT	1,868	413,071

Retail - Building Products 3.08%
The Home Depot, Inc.	1,797	416,940

Retail - Restaurants 3.02%
Starbucks Corp.	4,625	408,943

Supranational Bank 3.06%
Comerica, Inc.	6,275	414,087

Tobacco 3.08%
Altria Group, Inc.	10,209	417,548

Transportation - Rail 6.02%
Norfolk Southern Corp.	2,259	405,852
Union Pacific Corp.	2,533	410,295
		816,147
Total Common Stocks		12,385,005
(cost $12,074,101)

Corporate Non-Convertible Note 2.40%	Coupon Rate %	Maturity Date	Principal Amount
Gold Mining 2.40%
Gran Colombia Gold Corp.	8.25	04/30/24	$310,837	326,068
(cost $311,600)

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2019

Exchange Traded Funds 2.72%	Shares	Value
Utilities Select Sector SPDR Fund ETF	2,400	$155,376
Vanguard Consumer Staples ETF	900	140,904
Vanguard Utilities ETF	500	71,825
Total Exchange Traded Funds		368,105
(cost $352,030)

Put Option Purchased 0.13%	Strike Price	Exp. Date	Notional Contract Value	Contracts
Exchange Traded Fund 0.13%
SPDR S&P 500 ETF Trust	$236.00	01/20	$5,935,400	200	17,200
(premiums paid $333,609)

Investments, at value 96.66%					13,096,378
(cost $13,071,340)
Other assets and liabilities, net 3.34%					452,121
Net Assets 100.00%					$13,548,499

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 88.40%	Shares	Value
Chemicals - Specialty 3.76%
Ingevity Corp. *	15,375	$1,304,415

Coal 2.89%
CONSOL Energy, Inc. *	64,077	1,001,524

Commercial Service - Finance 4.63%
Moody’s Corp.	7,835	1,604,843

Commercial Services 2.86%
Medifast, Inc.	9,566	991,325

Data Processing/Management 3.77%
Fair Isaac Corp. *	4,301	1,305,440

Decision Support Software 4.65%
MSCI, Inc.	7,412	1,613,963

Diagnostic Kits 4.65%
IDEXX Laboratories, Inc. *	5,935	1,613,905

Distribution/Wholesale 3.79%
Pool Corp.	6,510	1,313,067

Electronic Secure Devices 3.75%
Allegion PLC	12,556	1,301,429

Energy - Alternate Sources 0.00%
Pacific Green Energy Corp. #*@	100,000	0

Enterprise Software/Services 1.78%
Donnelley Financial Solutions, Inc. *	50,000	616,000

Finance - Investment Banker/Broker 3.78%
Evercore, Inc., Class A	16,369	1,309,684

Garden Products 3.81%
The Scotts Miracle-Gro Co.	12,988	1,322,438

Home Furnishings 3.87%
Tempur Sealy International, Inc. *	17,395	1,342,894

Information Technology 0.41%
Abaxx Technologies, Inc., 144A #*@Δ	200,000	143,412

Medical - Biomedical/Genetics 3.67%
Exelixis, Inc. *	71,952	1,272,471

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Medical - Drugs 5.42%
Eagle Pharmaceuticals, Inc. *	16,000	$905,120
Supernus Pharmaceuticals, Inc. *	35,500	975,540
		1,880,660

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	1,000,000	0

Metal - Diversified 0.75%
Ivanhoe Mines, Ltd. *	100,000	259,652

Office Automation & Equipment 2.86%
Pitney Bowes, Inc.	216,637	990,031

Oil - Field Services 5.39%
DMC Global, Inc.	19,677	865,394
ProPetro Holding Corp. *	110,408	1,003,609
		1,869,003

Oil Companies - Exploration & Production 2.89%
CruzSur Energy Corp., 144A #*Δ	50,000	14,813
Penn Virginia Corp. *	33,974	987,624
		1,002,437

Paper & Related Products 2.86%
Mercer International, Inc.	79,210	993,293

Real Estate Operating/Development 0.52%
Infrastructure Ventures, Inc. #*@+	426,533	179,741

Rental Auto/Equipment 2.45%
Avis Budget Group, Inc. *	30,000	847,800

Retail - Building Products 4.69%
The Home Depot, Inc.	7,011	1,626,692

Retail - Pet Food & Supplies 2.34%
PetMed Express, Inc.	44,923	809,512

Television 3.78%
AMC Networks, Inc., Class A *	26,653	1,310,262

Web Hosting/Design 2.38%
NIC, Inc.	40,000	826,000
Total Common Stocks		30,651,893
(cost $31,211,125)

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2019

Corporate Non-Convertible Note 2.40%	Coupon Rate %	Maturity Date	Principal Amount	Value
Gold Mining 2.40%
Gran Colombia Gold Corp.	8.25	04/30/24	$792,334	$831,158
(cost $794,280)

Exchange Traded Funds 3.15%	Shares
Utilities Select Sector SPDR Fund ETF	6,000	388,440
Vanguard Consumer Staples ETF	2,200	344,432
Vanguard Utilities ETF	2,500	359,125
Total Exchange Traded Funds		1,091,997
(cost $1,050,382)

Warrants 0.00%	Exercise Price	Exp. Date
Information Technology 0.00%
Abaxx Technologies, Inc., 144A #*@Δ	$2.00	12/31/49	100,000	0

Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A #*Δ	10.50	07/31/22	50,000	944
Total Warrants				944
(cost $0)

Put Option Purchased 0.12%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Exchange Traded Fund 0.12%
SPDR S&P 500 ETF Trust	$236.00	01/20	$14,838,500	500	43,000
(premiums paid $833,180)

Investments, at value 94.07%					32,618,992
(cost $33,888,967)
Other assets and liabilities, net 5.93%					2,056,925
Net Assets 100.00%					$34,675,917

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 89.55%	Shares	Value
Agricultural Chemicals 3.94%
CF Industries Holdings, Inc.	25,000	$1,230,000
Nutrien, Ltd.	10,000	498,170
The Mosaic Co.	20,000	410,000
		2,138,170
Building & Construction Products - Miscellaneous 0.45%
Louisiana-Pacific Corp.	10,000	245,800

Building Products - Cement 1.31%
Anhui Conch Cement Co., Ltd.	120,000	712,121

Building Products - Wood 0.44%
Norbord, Inc.	10,000	239,725

Coal 0.00%
Caribbean Resources Corp. #*@~	17	0
Walter Energy, Inc., 144A #*@∆	4,293	0
		0
Diamonds/Precious Stones 0.40%
Barksdale Capital Corp. *	600,000	215,119
Rockwell Diamonds, Inc., 144A #*@∆	63,333	0
		215,119
Diversified Minerals 6.65%
Anglo Pacific Group PLC	117,400	284,183
BHP Group, Ltd., ADR	10,000	493,800
Encanto Potash Corp., 144A #*∆	300,000	21,512
Lumina Gold Corp. *	500,000	215,119
Lundin Mining Corp.	125,000	587,802
Mako Mining Corp. *	1,200,000	190,210
NGEx Minerals, Ltd. *	380,500	129,241
Niocan, Inc., 144A #*∆	362,069	44,410
Salazar Resources, Ltd. *	3,000,000	384,949
Sun Metals Corp. *	1,750,000	389,667
Teck Resources, Ltd., Class B	25,000	405,329
Teck Resources, Ltd., Class B	10,000	162,300
VR Resources, Ltd. *	1,125,000	305,695
		3,614,217
Electric - Integrated 0.95%
AGL Energy, Ltd.	40,000	517,478

Energy - Alternate Sources 1.43%
Pacific Green Energy Corp. #*@~	2,400,000	0
Vestas Wind Systems A/S	10,000	775,779
		775,779

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Finance - Investment Banker/Broker 0.60%
GoldMoney, Inc.	200,000	$324,565

Food - Miscellaneous/Diversified 1.05%
Ingredion, Inc.	7,000	572,180

Forestry 0.49%
Interfor Corp. *	25,000	264,181

Gold Mining 11.35%
AngloGold Ashanti, Ltd., ADR	50,000	913,500
CopperBank Resources Corp. *	13,200,000	348,719
Corona Minerals, Ltd. #*@	5,000	0
Dundee Precious Metals, Inc. *	260,000	875,269
Gran Colombia Gold Corp. *	4,100	15,473
Josemaria Resources, Inc. *	461,000	230,171
Josemaria Resources, Inc. *	300,000	135,864
Kirkland Lake Gold, Ltd.	10,000	448,000
Lundin Gold, Inc. *	225,000	1,299,204
Red Pine Exploration, Inc. *	1,500,000	33,966
Revival Gold, Inc. *	1,000,000	452,882
Royal Road Minerals, Ltd. *	5,750,000	922,274
Sandstorm Gold, Ltd. *	82,000	462,480
Western Atlas Resources, Inc. *	399,000	28,611
		6,166,413
Information Technology 1.65%
Abaxx Technologies, Inc., 144A #*@∆	1,250,000	896,328

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,507,500	0

Metal - Copper 0.44%
Freeport-McMoRan, Inc.	25,000	239,250

Metal - Diversified 9.11%
Anglo American PLC	25,000	574,549
Ascendant Resources, Inc. *	300,000	81,519
Chakana Copper Corp. *	1,250,000	146,243
Filo Mining Corp. *	234,650	442,786
Filo Mining Corp. *	115,250	209,966
Galway Metals, Inc. *	450,000	108,692
GoviEx Uranium, Inc., 144A #*∆	58,000	7,005
Ivanhoe Mines, Ltd. *	550,000	1,428,086
Largo Resources, Ltd. *	100,000	110,956
Luminex Res Corp. *	120,615	76,474
MMC Norilsk Nickel PJSC, ADR	30,000	767,572
Orsu Metals Corp., 144A #*∆	14,761	3,008

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Metal - Diversified (cont’d)
Sandfire Resources NL	135,000	$598,415
South32, Ltd.	125,000	220,461
Troilus Gold Corp. *	294,000	173,091
		4,948,823
Metal - Iron 3.24%
Champion Iron, Ltd. *	500,000	822,735
Consolidated Growth Holdings, Ltd. #*@	19,859,173	0
Fortescue Metals Group, Ltd.	110,000	654,744
Novolipetsk Steel PJSC, GDR	13,000	282,312
WAI Capital Investment Corp., 144A #*@∆	292,500	0
		1,759,791
Mining Services 0.87%
Cordoba Minerals Corp. *	1,000,000	33,966
Defense Metals Corp. *	1,250,000	94,350
Talon Metals Corp. *	2,600,000	343,435
		471,751
Natural Resource Technology 0.22%
I-Pulse, Inc., 144A #*@+∆	15,971	120,741

Non-Ferrous Metals 0.07%
InZinc Mining, Ltd. *	2,000,000	37,740
Sterling Group Ventures, Inc., 144A #*@∆	500,000	0
		37,740
Oil - Field Services 0.69%
Halliburton Co.	20,000	377,000

Oil Companies - Exploration & Production 9.14%
Africa Energy Corp. #*	2,110,889	406,293
Apache Corp.	20,000	512,000
Canadian Natural Resources, Ltd.	20,000	532,600
CNOOC, Ltd., ADR	4,000	609,000
CNOOC, Ltd.	400,000	612,452
ConocoPhillips	10,000	569,800
CruzSur Energy Corp. #*@+	25,000	7,184
CruzSur Energy Corp., 144A #*∆	200,000	59,252
EOG Resources, Inc.	6,000	445,320
Frontera Energy Corp.	35,000	338,680
Occidental Petroleum Corp.	6,026	267,976
Range Energy Resources, Inc., 144A #*∆	15,000,000	56,610
U.S. Oil Sands, Inc., 144A #*@∆	198,000	0
Woodside Petroleum, Ltd.	25,000	546,178
		4,963,345

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Oil Companies - Integrated 14.24%
China Petroleum & Chemical Corp., ADR	7,500	$440,250
Ecopetrol SA, ADR	30,000	510,900
Eni SpA, ADR	30,000	914,700
Equinor ASA, ADR	25,000	473,750
Gazprom PJSC, ADR	100,000	689,316
LUKOIL PJSC, ADR	16,100	1,329,897
Petroleo Brasileiro SA, ADR	25,000	361,750
Rosneft Oil Co. PJSC, GDR	125,000	800,887
Royal Dutch Shell PLC, ADR	20,000	1,177,000
Suncor Energy, Inc.	20,000	631,600
Surgutneftegas OJSC, ADR	76,000	406,600
		7,736,650
Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust	2,000	6,040

Oil Refining & Marketing 2.40%
Phillips 66	6,500	665,600
Valero Energy Corp.	7,500	639,300
		1,304,900
Paper & Related Products 1.71%
Canfor Pulp Products, Inc.	45,000	329,811
International Paper Co.	6,500	271,830
Resolute Forest Products, Inc. *	70,000	329,000
		930,641

Petrochemicals 0.81%
Sinopec Shanghai Petrochemical Co., Ltd., ADR	15,000	438,300

Precious Metals 4.88%
Brixton Metals Corp. *	1,000,000	184,927
Libero Copper & Gold Corp. *	3,500,000	409,480
Metalla Royalty & Streaming, Ltd.	600,000	597,804
North American Palladium, Ltd.	50,000	669,887
Wheaton Precious Metals Corp.	30,000	787,200
		2,649,298
Real Estate Operating/Development 5.78%
Infrastructure Ventures, Inc. #*@+	7,443,544	3,136,709

REITS - Diversified 1.02%
Potlatch Corp. REIT	10,000	410,850
Rayonier, Inc. REIT	5,000	141,000
		551,850
Retail - Jewelry 0.27%
Mene, Inc. *	350,000	145,299

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Steel - Producers 3.94%
Evraz PLC	100,000	$575,557
Nucor Corp.	12,500	636,375
Severstal PJSC, GDR	64,800	929,576
		2,141,508
Total Common Stocks		48,641,712
(cost $101,607,590)

Corporate Non-Convertible Note 2.74%	Coupon Rate %	Maturity Date	Principal Amount
Gold Mining 2.74%
Gran Colombia Gold Corp.	8.25	04/30/24	$1,418,192	1,487,683
(cost $1,421,675)

Exchange Traded Funds 2.35%			Shares
Aberdeen Standard Physical Palladium Shares ETF*			1,000	159,190
Direxion Daily Emerging Markets Bear 3X Shares ETF			3,900	185,991
Direxion Daily Natural Gas Related Bear 3X Shares ETF			300	18,171
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares ETF			300	23,550
Invesco DB Agriculture Fund ETF			12,000	190,320
iShares U.S. Real Estate ETF			3,200	299,328
ProShares UltraShort Basic Materials ETF			5,100	135,434
VanEck Vectors Oil Refiners ETF			9,300	262,803
Total Exchange Traded Funds				1,274,787
(cost $1,233,938)

Warrants 0.00%	Exercise Price	Exp. Date
Electronics - Military 0.00%
Global UAV Technologies, Ltd., 144A #*@∆	$0.15	06/25/20	1,112,500	0

Gold Mining 0.00%
Troilus Gold Corp. #*@	2.50	11/21/20	294,000	0

Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A #*@∆	0.65	06/30/20	1,450,000	0

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2019

Warrants (cont’d)	Exercise Price	Exp. Date	Shares	Value
Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A #*∆	$10.50	07/31/22	200,000	$3,774
Total Warrants				3,774
(cost $0)

Call Option Purchased 0.50%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Gold Mining 0.50%
Barrick Gold Corp.	$12.00	01/21	$540,000	450	270,000
(premiums paid $167,187)

Investments, at value 95.14%					51,677,956
(cost $104,430,390)
Other assets and liabilities, net 4.86%					2,637,094
Net Assets 100.00%					$54,315,050

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 92.06%	Shares	Value
Advanced Materials/Production 3.94%
Nano One Materials Corp. *	3,100,000	$2,901,461

Capital Pools 0.58%
Magna Gold Corp. *	1,474,500	428,488

Coal 0.00%
Caribbean Resources Corp. #*@	4	0

Diamonds/Precious Stones 1.34%
Barksdale Capital Corp. *~	2,750,000	985,961
Rockwell Diamonds, Inc., 144A #*@∆	171,667	0
		985,961

Diversified Minerals 4.64%
Argo Gold, Inc. *~	2,967,500	279,984
Ascot Resources, Ltd., 144A #*∆	6,412	3,146
Bluebird Battery Metals, Inc. *	750,000	89,161
Calibre Mining Corp. #*@	450,000	197,003
Erdene Resource Development Corp. *	300,000	44,156
Golden Predator Mining Corp. *	1,000,000	233,989
Indochine Mining, Ltd. #*@	10,000	0
Lithoquest Diamonds, Inc. *	750,000	53,780
Lumina Gold Corp. *	1,000,000	430,237
Mako Mining Corp. *	1,500,000	237,763
NextSource Materials, Inc. *	2,000,000	67,932
NGEx Minerals, Ltd. *	100,000	33,966
Rubicon Minerals Corp. *	500,000	362,305
Sixth Wave Innovations, Inc. #*@	1,000,000	566,102
VR Resources, Ltd. *~	3,000,000	815,187
		3,414,711

Finance - Investment Banker/Broker 0.02%
Coin Hodl, Inc., 144A #*∆	133,333	17,109

Gold Mining 39.16%
Adamera Minerals Corp., 144A #*∆	1,492,543	28,164
Algold Resources, Ltd. *	540,000	97,822
Allegiant Gold, Ltd. *	2,150,000	154,168
Amilot Capital, Inc., 144A #*∆	410,000	13,152
Anaconda Mining, Inc. *	1,073,000	186,278
Auryn Resources, Inc. *	750,000	905,763
Bellevue Gold, Ltd. *	3,000,000	1,226,816
Black Dragon Gold Corp. *	5,000,000	205,073
Bonterra Resources, Inc. *	400,000	664,226
Comstock Mining, Inc. *	533,000	56,765
Contact Gold Corp. *	3,000,000	362,305
CopperBank Resources Corp. *~	22,805,418	602,476

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
CopperBank Resources Corp., 144A #*~∆	174,000	$4,597
Coral Gold Resources, Ltd. *	750,000	266,068
Corona Minerals, Ltd. #*@	81,250	0
Fiore Gold, Ltd. *	1,000,000	290,599
Fremont Gold, Ltd. *~	4,000,000	150,961
Gascoyne Resources, Ltd. #*@	1,600,000	21,058
Gold Standard Ventures Corp. *	1,000,000	768,100
GoldQuest Mining Corp. *	1,500,000	147,187
GT Gold Corp. *	100,000	67,932
Josemaria Resources, Inc. *	200,000	90,576
K92 Mining, Inc. *	1,150,000	1,848,889
Lundin Gold, Inc. *	500,000	2,887,119
Mammoth Resources Corp. *~	2,171,200	36,874
Maritime Resources Corp. *	1,000,000	64,158
McEwen Mining, Inc.	134,764	210,561
Mirasol Resources, Ltd. *	2,000,000	830,283
Moneta Porcupine Mines, Inc. *	1,825,000	137,751
Nighthawk Gold Corp. *	1,855,000	644,073
NV Gold Corp. *	1,000,000	132,090
OceanaGold Corp., 144A ∆	5,348	13,967
Oklo Resources, Ltd. *	3,000,000	212,587
Orca Gold, Inc. *	4,045,000	1,083,877
Otis Gold Corp. *	1,500,000	107,559
Pacton Gold, Inc. *	1,000,000	120,768
Petaquilla Minerals, Ltd., 144A #*@∆	2,660,000	0
Probe Metals, Inc. *	1,000,000	822,735
Pure Gold Mining, Inc. *	1,800,000	788,014
Radisson Mining Resources, Inc. *~	7,750,000	1,140,695
Radius Gold, Inc., 144A #*∆	125,000	22,644
Red Pine Exploration, Inc. *	8,000,000	181,153
Redstar Gold Corp. *	15,000,000	283,051
Reunion Gold Corp. *	4,500,000	815,187
Revival Gold, Inc. *	1,500,000	679,322
Rise Gold Corp. *	2,000,000	113,220
Seabridge Gold, Inc. *	30,000	379,800
Seafield Resources, Ltd., 144A #*@∆	1,300,000	0
Southern Gold, Ltd. *	2,168,274	365,833
Strikepoint Gold, Inc. *	3,250,000	147,187
Taurus Gold, Ltd., 144A #*@∆	2,448,381	0
TMAC Resources, Inc. *	100,000	335,132
TriStar Gold, Inc. *~	31,150,000	5,172,661
Wesdome Gold Mines, Ltd. *	650,000	2,929,011
		28,816,287

Investment Companies 0.07%
Pinecrest Resources, Ltd. *	400,000	54,346

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Machinery - Construction & Mining 0.52%
Atico Mining Corp. *	1,441,785	$380,892

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	4,637,500	0

Metal - Copper 0.33%
Wallbridge Mining Co., Ltd. *	1,000,000	241,537

Metal - Diversified 11.88%
Adriatic Metals PLC *	575,000	417,689
Adventus Mining Corp. *	1,050,000	792,543
Argent Minerals, Ltd. *	21,100,000	270,516
Cardinal Resources, Ltd. *	9,950,000	2,852,134
Cardinal Resources, Ltd. *	5,300,000	1,500,170
Cartier Resources, Inc. *	1,000,000	135,864
Chakana Copper Corp. *	4,750,000	555,723
Genesis Metals Corp. *	583,000	24,203
Genesis Metals Corp., 144A #*∆	2,917,000	121,097
Integra Resources Corp. *	350,000	340,793
Kaizen Discovery, Inc. *	8,000,000	286,825
Luminex Res Corp. *	150,000	95,105
New Age Metals, Inc., 144A #*∆	143,518	4,333
Orex Minerals, Inc. *	5,000,000	358,531
Orsu Metals Corp., 144A #*∆	186,922	38,094
Regulus Resources, Inc. *	100,000	110,956
Rockcliff Metals Corp., 144A #*∆	873,333	56,032
RTG Mining, Inc. *	2,289,378	122,359
Silver Bull Resources, Inc. *	2,500,000	175,000
Sirios Resources, Inc. *	1,500,000	198,136
Torq Resources, Inc. *	1,000,000	286,825
		8,742,928

Metal - Iron 0.11%
Vector Resources, Ltd. #*@	10,000,000	80,994

Mining Services 0.46%
Cordoba Minerals Corp. *	1,000,000	33,966
Exore Resources, Ltd. *	5,000,000	307,666
		341,632

Non-Ferrous Metals 0.17%
InZinc Mining, Ltd. *	3,000,000	56,610
Tajiri Resources Corp. *	1,900,000	64,536
		121,146

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Oil Companies - Exploration & Production 0.26%
Big Sky Energy Corp. #*@	2,000,000	$0
Westhaven Ventures, Inc. *	250,000	188,701
		188,701
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A *∆	12,083	3,967

Precious Metals 27.52%
1911 Gold Corp. *	450,000	98,502
Amani Gold, Ltd. *	54,500,000	128,931
Barsele Minerals Corp. *~	7,276,000	3,624,682
Brixton Metals Corp. *	3,000,000	554,780
Candente Gold Corp., 144A #*∆	4,875,000	64,394
Corvus Gold, Inc. *	29,000	47,719
Dolly Varden Silver Corp. *~	9,130,000	3,238,933
GFG Resources, Inc. *	3,250,000	417,028
Group Ten Metals, Inc. *	2,044,000	215,994
Kootenay Silver, Inc. *	1,000,000	181,152
Liberty Gold Corp. *	1,750,000	924,633
Metalla Royalty & Streaming, Ltd.	750,000	747,254
New Pacific Metals Corp. *	875,000	2,846,549
Polarx, Ltd. *~	33,653,968	2,128,190
Roxgold, Inc. *	2,000,000	1,585,085
Silver Viper Minerals Corp. *~	3,000,000	611,390
SilverCrest Metals, Inc. *	500,000	2,607,842
Terrax Minerals, Inc. *	1,000,000	226,441
		20,249,499

Retail - Jewelry 0.90%
Mene, Inc. *	1,600,000	664,226

Silver Mining 0.15%
Metallic Minerals Corp. *	710,000	107,182
Total Common Stocks		67,741,067
(cost $110,897,839)

Exchange Traded Funds 4.60%
Direxion Daily Gold Miners Index Bull 3X Shares ETF	60,000	1,671,600
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF	30,000	1,714,200
Total Exchange Traded Funds		3,385,800
(cost $3,438,611)

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Warrants 0.03%	Exercise Price	Exp. Date	Shares	Value
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd., 144A #*@∆	$0.50	12/31/49	600,000	$0

Gold Mining 0.00%
Fiore Gold, Ltd. #*@	0.45	09/26/20	1,300,000	0
Revival Gold, Inc., 144A #*@∆	0.90	10/19/19	482,500	0
Strikepoint Gold, Inc., 144A #*@∆	0.30	07/22/20	450,000	0
Strikepoint Gold, Inc., 144A #*@∆	0.20	07/21/22	625,000	0
				0

Retail - Jewelry 0.03%
Mene, Inc. #*	1.00	11/29/20	465,000	19,304
Total Warrants				19,304
(cost $300,000)

Call Option Purchased 0.45%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Gold Mining 0.45%
Barrick Gold Corp.	$12.00	01/21	$660,000	550	330,000
(premiums paid $204,301)

Investments, at value 97.14%					71,476,171
(cost $114,840,751)
Other assets and liabilities, net 2.86%					2,105,028
Net Assets 100.00%					$73,581,199

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 88.66%	Shares	Value
Diversified Minerals 1.24%
Calibre Mining Corp. #*@	2,500,000	$1,094,464
Mako Mining Corp. *	1,162,400	184,250
		1,278,714

Gold Mining 56.87%
Agnico Eagle Mines, Ltd.	35,000	1,876,350
Alacer Gold Corp. *	400,000	1,615,277
Alamos Gold, Inc.	200,000	1,160,000
Alio Gold, Inc. *	700,000	433,257
AngloGold Ashanti, Ltd., ADR	100,000	1,827,000
Argonaut Gold, Inc. *	500,000	792,542
Barrick Gold Corp.	67,200	1,162,565
Bonterra Resources, Inc. *	150,000	249,085
Centerra Gold, Inc. *	500,000	4,249,538
Dacian Gold, Ltd. *	2,000,000	1,858,205
Dundee Precious Metals, Inc. *	550,000	1,851,530
Gold Fields, Ltd., ADR	250,000	1,230,000
Golden Star Resources, Ltd. *	200,000	572,000
Harmony Gold Mining Co., Ltd., ADR *	500,000	1,420,000
Horizon Minerals, Ltd. *	2,000,000	169,399
IAMGOLD Corp. *	500,000	1,705,000
K92 Mining, Inc. *	2,450,000	3,938,936
Kirkland Lake Gold, Ltd.	30,000	1,344,000
Leagold Mining Corp. *	1,000,000	1,932,294
Newmont Goldcorp Corp.	50,000	1,896,000
OceanaGold Corp.	500,000	1,305,808
Pantoro, Ltd. *	8,000,000	1,107,059
Premier Gold Mines, Ltd. *	1,000,000	1,411,480
Ramelius Resources, Ltd.	750,000	568,346
Resolute Mining, Ltd. *	2,000,000	1,911,895
Sandstorm Gold, Ltd. *	600,000	3,384,000
Silver Lake Resources, Ltd. *	3,000,000	1,888,572
St Barbara, Ltd.	750,000	1,465,007
Superior Gold, Inc. *	1,000,000	528,362
Teranga Gold Corp. *	250,000	920,859
TMAC Resources, Inc. *	200,000	670,265
Torex Gold Resources, Inc. *	200,000	2,478,771
Wesdome Gold Mines, Ltd. *	1,500,000	6,759,256
Westgold Resources, Ltd. *	1,000,000	1,685,302
Yamana Gold, Inc.	375,000	1,192,500
		58,560,460

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,000,000	0

Mining Services 1.41%
Major Drilling Group International, Inc. *	300,000	1,449,221

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Non - Ferrous Metals 0.47%
Energy Fuels, Inc. *	250,000	$482,500

Platinum 1.53%
Impala Platinum Holdings, Ltd. *	250,000	1,573,153

Precious Metals 19.71%
1911 Gold Corp. *	406,250	88,925
Americas Gold & Silver Corp. *	400,000	999,358
EMX Royalty Corp. *	1,100,000	1,494,509
Great Panther Mining, Ltd. *	2,000,000	1,410,600
Maverix Metals, Inc. *	760,250	3,070,036
Metalla Royalty & Streaming, Ltd.	1,300,000	1,295,241
North American Palladium, Ltd.	125,000	1,674,718
Roxgold, Inc. *	4,000,000	3,170,170
Sailfish Royalty Corp. *	300,000	253,614
SSR Mining, Inc. *	200,000	2,904,000
Wheaton Precious Metals Corp.	150,000	3,936,000
		20,297,171

Recycling 1.30%
Tomra Systems ASA	50,000	1,336,099

Retail - Jewelry 2.34%
Mene, Inc. *	100,000	41,514
Mene, Inc., 144A *#∆	5,714,285	2,372,236
		2,413,750

Silver Mining 3.79%
Excellon Resources, Inc. *	750,000	526,474
Pan American Silver Corp.	75,000	1,176,000
Santacruz Silver Mining, Ltd. *	2,500,000	254,746
Silvercorp Metals, Inc.	500,000	1,945,000
		3,902,220
Total Common Stocks		91,293,288
(cost $75,010,447)

Corporate Non-Convertible Notes 2.21%	Coupon Rate %	Maturity Date	Principal Amount
Coal 0.00%
Caribbean Resources Corp. #@^	19.25	06/15/15	$485,766	0

Gold Mining 2.21%

Gran Colombia Gold Corp.	8.25	04/30/24	2,167,909	2,274,136
Total Corporate Non-Convertible Notes				2,274,136

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2019

Corporate Non-Convertible Notes (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Gold Mining (cont’d)
(cost $2,658,999)

Exchange Traded Funds 6.78%			Shares
Direxion Daily Gold Miners Index Bull 3X Shares ETF			138,000	$3,844,680
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF			55,000	3,142,700
Total Exchange Traded Funds				6,987,380
(cost $5,588,244)

Warrants 0.07%	Exercise Price	Exp. Date
Gold Mining 0.00%
Alio Gold, Inc., 144A #*@∆	$3.44	01/31/20	240,000	0

Retail - Jewelry 0.00%
Mene, Inc., 144A #*@∆	0.70	12/29/19	5,714,285	0

Silver Mining 0.07%
Excellon Resources, Inc. *	1.40	08/27/21	375,000	76,424
Total Warrants				76,424
(cost $0)

Call Option Purchased 0.41%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Gold Mining 0.41%
Barrick Gold Corp.	$12.00	01/21	$840,000	700	420,000
(premiums paid $260,005)

Investments, at value 98.13%					101,051,228
(cost $83,517,695)
Other assets and liabilities, net 1.87%					1,923,433
Net Assets 100.00%					$102,974,661

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 94.86%	Shares	Value
Agricultural Chemicals 0.55%
PhosAgro PJSC, GDR	13,750	$175,612

Airlines 4.03%
Aegean Airlines SA	36,500	322,029
Aeroflot PJSC	86,000	136,764
Deutsche Lufthansa AG	8,850	140,495
easyJet PLC	9,500	134,080
Pegasus Hava Tasimaciligi AS *	19,300	207,156
Turk Hava Yollari AO *	93,000	203,516
Wizz Air Holdings PLC *	3,200	142,210
		1,286,250

Airport Development/Maintenance 0.57%
TAV Havalimanlari Holding AS	43,500	181,555

Apparel Manufacturers 0.44%
Christian Dior SE	75	35,482
Hermes International	50	34,534
Kering SA	75	38,219
Moncler SpA	900	32,079
		140,314

Appliances 0.53%
Vestel Beyaz Esya Sanayi ve Ticaret AS	63,670	170,529

Athletic Footwear 0.11%
adidas AG	110	34,240

Automotive - Cars & Light Trucks 0.46%
Tofas Turk Otomobil Fabrikasi AS	40,500	145,281

Automotive/Truck Parts & Equipment - Original 0.56%
EGE Endustri VE Ticaret AS	400	33,405
Freni Brembo SpA	14,950	145,752
		179,157

Beverages - Non-alcoholic 0.23%
Coca-Cola Icecek AS	12,500	74,466

Brewery 0.25%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,500	79,448

Building - Heavy Construction 0.33%
Mytilineos Holdings SA	10,200	106,526

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Building & Construction Products - Miscellaneous 1.32%
Enka Insaat ve Sanayi AS	99,000	$99,073
Tekfen Holding AS	95,600	323,880
		422,953
Cellular Telecommunication 1.27%
Mobile TeleSystems PJSC, ADR	15,700	127,170
PLAY Communications SA	15,200	104,321
Turkcell Iletisim Hizmetleri AS	76,000	174,986
		406,477
Chemicals - Fibers 0.11%
Aksa Akrilik Kimya Sanayii AS	21,000	36,251

Coal 0.33%
Jastrzebska Spolka Weglowa SA	19,200	104,386

Commercial Banks Non-US 14.06%
Akbank T.A.S. *	36,600	52,522
Alpha Bank AE *	118,700	221,829
Banca Transilvania SA	345,220	190,260
Bank Polska Kasa Opieki SA	11,300	288,461
Eurobank Ergasias SA *	197,000	190,746
National Bank of Greece SA *	41,800	127,326
OTP Bank PLC	4,600	191,615
Powszechna Kasa Oszczednosci Bank Polski SA	12,450	122,047
Santander Bank Polska SA	2,450	191,528
Sberbank of Russia PJSC, ADR	181,750	2,570,399
Turkiye Garanti Bankasi AS *	192,000	346,670
		4,493,403
Computer Services 0.37%
Asseco Poland SA	9,300	118,469
Diamonds/Precious Stones 0.48%
Alrosa PJSC	132,000	151,639

Diversified Operations 1.21%
Haci Omer Sabanci Holding AS	100,000	169,278
KOC Holding AS	65,000	217,267
		386,545
Electric - Distribution 0.81%
Enerjisa Enerji AS	34,000	37,408
Societatea Energetica Electrica SA	71,000	180,211
Societatea Nationala Nuclearelectrica SA	13,000	39,804
		257,423

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Electric - Generation 1.48%
CEZ AS	2,800	$61,851
Inter RAO UES PJSC	5,921,000	409,883
		471,734

Electric - Integrated 0.48%
Public Power Corp. SA *	44,500	152,295

Energy - Alternate Sources 0.20%
Blockchain Power Trust *	525,000	63,403

Entertainment Software 0.25%
CD Projekt SA	1,300	79,098

Finance - Other Services 0.50%
Moscow Exchange MICEX-RTS PJSC	110,000	160,685

Food - Retail 2.93%
BIM Birlesik Magazalar AS	15,600	135,732
Dino Polska SA *	3,850	150,773
Migros Ticaret AS *	47,700	175,136
X5 Retail Group NV, GDR	13,550	473,979
		935,620

Food - Wholesale/Distribution 0.82%
Eurocash SA	49,900	261,210

Gold Mining 1.54%
Alacer Gold Corp. *	30,000	121,146
Highland Gold Mining, Ltd.	40,000	106,065
Polyus PJSC, GDR	4,600	266,108
		493,319

Metal - Diversified 4.69%
MMC Norilsk Nickel PJSC, ADR	55,350	1,416,407
Orsu Metals Corp., 144A #*∆	402,500	82,028
		1,498,435

Metal - Iron 1.45%
Novolipetsk Steel PJSC, GDR	21,250	461,472

Miscellaneous Manufacturing 0.35%
Trakya Cam Sanayii AS	214,000	112,396

Multi-line Insurance 0.66%
Allianz SE	900	209,495

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Oil Companies - Exploration & Production 4.48%
Novatek PJSC, GDR	6,495	$1,324,980
Societatea Nationala de Gaze Naturale ROMGAZ SA	12,600	106,992
		1,431,972

Oil Companies - Integrated 27.11%
Gazprom Neft PJSC, ADR	1,550	49,398
Gazprom PJSC, ADR	352,300	2,428,459
LUKOIL PJSC, ADR	35,680	2,951,806
MOL Hungarian Oil & Gas PLC	44,610	419,609
OMV Petrom SA	1,933,000	187,683
Polskie Gornictwo Naftowe i Gazownictwo SA	221,500	259,569
Rosneft Oil Co. PJSC, GDR	86,000	551,011
Surgutneftegas OJSC, ADR	80,250	429,337
Tatneft PJSC, ADR	21,720	1,386,822
		8,663,694

Oil Refining & Marketing 5.03%
Grupa Lotos SA	15,750	347,912
Hellenic Petroleum SA	25,000	227,834
Motor Oil Hellas Corinth Refineries SA	12,700	296,378
Polski Koncern Naftowy ORLEN SA	19,350	476,319
Tupras Turkiye Petrol Rafinerileri AS	10,200	258,926
		1,607,369

Precious Metals 0.48%
Polymetal International PLC	11,000	154,497

Property/Casualty Insurance 1.47%
Powszechny Zaklad Ubezpieczen SA	50,400	470,142

Regional Banks - Non US 1.93%
Moneta Money Bank AS	50,000	154,086
TCS Group Holding PLC, GDR	26,500	463,353
		617,439

Retail - Apparel/Shoe 0.40%
CCC SA	2,800	96,663
HUGO BOSS AG	600	32,123
		128,786

Retail - Jewelry 0.57%
Pandora A/S	4,565	183,197

Retail - Major Dept Store 0.97%
Detsky Mir PJSC	226,000	309,962

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Steel - Producers 4.34%
Eregli Demir ve Celik Fabrikalari TAS	294,500	$356,643
Evraz PLC	52,000	299,290
Magnitogorsk Iron & Steel Works PJSC, GDR	54,900	425,618
Severstal PJSC, GDR	21,100	303,479
		1,385,030

Telecom Services 0.75%
O2 Czech Republic AS	12,600	113,953
Turk Telekomunikasyon AS *	123,200	126,564
		240,517

Telephone - Integrated 1.26%
Hellenic Telecommunications Organization SA	12,650	174,283
Magyar Telekom Telecommunications PLC	160,000	229,115
		403,398

Textile - Apparel 0.51%
LPP SA	76	163,185

Transportation - Rail 0.98%
Globaltrans Investment PLC, GDR	36,499	314,214

Transportation - Services 0.98%
Celebi Hava Servisi AS	3,050	53,548
Oesterreichische Post AG	7,420	260,404
		313,952

Warehousing & Harbor Transportation Services 0.23%
Tallinna Sadam AS	34,000	72,889
Total Common Stocks		30,310,329
(cost $27,162,319)

Exchange Traded Fund 0.49%
Direxion Daily Russia Bull 3x Shares ETF	3,350	155,574
(cost $155,169)

Warrant 0.00%	Exercise Price	Exp. Date
Energy - Alternate Sources 0.00%
Blockchain Power Trust #*@	$0.80	01/09/20	262,500	0
(cost $0)

Investments, at value 95.35%				30,465,903
(cost $27,317,488)
Other assets and liabilities, net 4.65%				1,486,659
Net Assets 100.00%				$31,952,562

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks 95.69%	Shares	Value
Agricultural Chemicals 0.37%
China BlueChemical, Ltd., H Shares	206,000	$49,683

Airlines 0.77%
AirAsia Bhd	250,000	105,041

Airport Development/Maintenance 0.10%
Beijing Capital International Airport Co., Ltd., H Shares	16,000	13,653

Apparel Manufacturers 0.17%
Crystal International Group, Ltd.	55,000	22,496

Applications Software 0.60%
Momo, Inc., ADR *	2,621	81,199

Audio/Video Products 0.59%
TCL Electronics Holdings, Ltd.	160,000	80,184

Automotive - Cars & Light Trucks 1.18%
BAIC Motor Corp., Ltd.	23,000	14,209
Geely Automobile Holdings, Ltd.	86,000	146,150
		160,359

Automotive/Truck Parts & Equipment - Replacement 4.24%
Weichai Power Co., Ltd.	400,000	577,049

Batteries/Battery Systems 1.32%
Tianneng Power International, Ltd.	254,000	178,948

Beverages - Non-alcoholic 0.89%
Vitasoy International Holdings, Ltd.	30,000	121,603

Broadcast Service/Program 0.10%
Global Mediacom Tbk PT *	580,900	13,910

Building - Heavy Construction 2.99%
China Tower Corp., Ltd.	1,274,000	289,133
Sino-Thai Engineering & Construction PCL, NVDR	178,700	116,937
		406,070

Building & Construction Products - Miscellaneous 2.60%
China Lesso Group Holdings, Ltd.	216,000	204,446
China National Building Material Co., Ltd.	18,000	16,145
HDC Holdings Co., Ltd.	267	2,877
HDC Hyundai Development Co-Engineering & Construction	374	10,265
IS Dongseo Co., Ltd.	4,743	119,203
		352,936

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Building Products - Cement 4.57%
Anhui Conch Cement Co., Ltd.	53,500	$317,487
Asia Cement China Holdings Corp.	226,000	272,191
China Shanshui Cement Group, Ltd. *	44,000	14,255
West China Cement, Ltd.	110,000	17,980
		621,913

Casino Hotels 1.80%
NagaCorp, Ltd.	156,000	243,997

Chemicals - Fibers 0.08%
Indorama Ventures PCL, NVDR	9,700	10,302

Coal 0.32%
Agritrade Resources, Ltd.	100,000	11,733
Indo Tambangraya Megah Tbk PT	36,600	31,985
		43,718

Commercial Banks Non-US 2.68%
Bank Central Asia Tbk PT	74,400	159,065
Bank Tabungan Negara Persero Tbk PT	87,200	12,041
Huishang Bank Corp., Ltd.	172,000	62,471
Industrial & Commercial Bank of China, Ltd., H Shares	196,000	131,307
		364,884

Computers - Integrated System 0.11%
PAX Global Technology, Ltd.	33,000	14,848

Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd. *	2,000	247

Containers - Paper/Plastic 0.08%
Lee & Man Paper Manufacturing, Ltd.	20,000	10,817

Electronic Components - Miscellaneous 1.77%
Radiant Opto-Electronics Corp.	63,000	240,608

Electronic Components - Semiconductors 0.27%
Sino-American Silicon Products, Inc.	14,000	36,989

Enterprise Software/Services 0.25%
Sinosoft Technology Group, Ltd.	151,000	34,476

Entertainment Software 0.31%
iDreamSky Technology Holdings, Ltd. *	20,000	10,761
IGG, Inc.	51,000	31,745
		42,506

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Finance - Investment Banker/Broker 0.70%
Bright Smart Securities & Commodities Group, Ltd.	70,000	$11,616
China Merchants Securities Co., Ltd.	11,800	13,379
CITIC Securities Co., Ltd., H Shares	37,500	70,258
		95,253

Food - Dairy Products 3.63%
China Mengniu Dairy Co., Ltd.	132,000	494,112

Food - Miscellaneous/Diversified 9.31%
Yihai International Holding, Ltd.	213,000	1,266,080

Gas - Distribution 1.24%
China Resources Gas Group, Ltd.	34,000	168,249

Industrial Audio & Video Production 0.47%
Merry Electronics Co., Ltd.	13,000	63,582

Machinery - Construction & Mining 0.26%
United Tractors Tbk PT	24,000	34,788

Medical - Drugs 3.51%
CSPC Pharmaceutical Group, Ltd.	42,000	84,286
Luye Pharma Group, Ltd.	19,000	13,554
Sino Biopharmaceutical, Ltd.	299,000	379,631
		477,471

Multi-line Insurance 6.68%
Ping An Insurance Group Co. of China, Ltd., H Shares	79,000	908,004

Multimedia 2.06%
Media Nusantara Citra Tbk PT	3,210,500	279,418

Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A #*@Δ	500,000	0

Oil Companies - Exploration & Production 4.37%
CNOOC, Ltd., ADR	3,900	593,775

Oil Field Machinery & Equipment 0.08%
CIMC Enric Holdings, Ltd.	18,000	10,373

Paper & Related Products 0.11%
Nine Dragons Paper Holdings, Ltd.	18,000	15,159

Petrochemicals 0.49%
AK Holdings, Inc. *	334	8,783
Sinopec Shanghai Petrochemical Co., Ltd., ADR	2,000	58,440
		67,223

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Real Estate Management/Services 4.38%
China Overseas Property Holdings, Ltd.	1,140,000	$562,946
Colour Life Services Group Co., Ltd. *	31,000	15,474
Greentown Service Group Co., Ltd.	18,000	17,662
		596,082

Real Estate Operating/Development 16.92%
China Aoyuan Group, Ltd.	199,000	225,435
China Evergrande Group *	5,000	10,654
China Vanke Co., Ltd., H Shares	41,800	145,475
Country Garden Holdings Co., Ltd.	466,000	590,219
Country Garden Services Holdings Co., Ltd.	154,586	445,831
Gemdale Properties & Investment Corp., Ltd.	614,000	68,176
Longfor Properties Co., Ltd.	145,000	541,543
LPN Development PCL, NVDR	326,100	60,291
Sunac China Holdings, Ltd.	53,000	213,043
		2,300,667

Retail - Apparel/Shoe 7.83%
ANTA Sports Products, Ltd.	61,000	504,238
Li Ning Co., Ltd.	195,500	560,893
		1,065,131

Retail - Jewelry 0.96%
Chow Tai Fook Jewellery Group, Ltd.	158,200	130,586

Retail - Major Dept Store 0.07%
Lifestyle International Holdings, Ltd.	9,000	9,378

Retail - Regional Dept Store 0.22%
Golden Eagle Retail Group, Ltd.	27,000	29,361

Schools 1.46%
China Yuhua Education Corp., Ltd.	170,000	85,522
Wisdom Education International Holdings Co., Ltd.	280,000	112,808
		198,330

Semiconductor Components - Integrated Circuit 0.08%
Novatek Microelectronics Corp.	2,000	11,477

Telecom Services 1.92%
CITIC Telecom International Holdings, Ltd.	720,000	261,672

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2019

Common Stocks (cont’d)	Shares	Value
Therapeutics 0.78%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	32,000	$105,542
Investments, at value 95.69%		13,010,149
(cost $11,799,083)
Other assets and liabilities, net 4.31%		586,279
Net Assets 100.00%		$13,596,428

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2019

Legend

◊	Zero coupon bond. Interest rate presented is yield to maturity.
‡	Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of September 30, 2019.
*	Non-income producing security.
@	Security was fair valued at September 30, 2019, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2019, were 0.93% of Holmes Macro Trends Fund, 7.66% of Global Resources Fund, 1.18% of World Precious Minerals Fund, 1.06% of Gold and Precious Metals Fund, 0.00% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
#	Illiquid Security.
∆	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2019 amounted to $159,169, 0.46%, of Holmes Macro Trends Fund, $1,212,640, 2.23%, of Global Resources Fund, $390,696, 0.53%, of World Precious Minerals Fund, $2,372,236, 2.30%, of Gold And Precious Metals Fund, $82,028, 0.26%, of Emerging Europe Fund and $0, 0.00%, of China Region Fund.
+	See "Restricted Securities" in Notes to Portfolios of Investments.
~	Affiliated Company. (see following)
^	Security is currently in default and is on scheduled interest or principal payment.

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build American Mutual Assurance Company
COP	Certificate of Participation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NATL	National Public Finance Guarantee Corporation
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Notes to Portfolios of Investments (unaudited)	September 30, 2019

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2019.

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	September 30, 2019

The following table summarizes the valuation of each Fund’s securities as of September 30, 2019, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$36,410,598	$–	$36,410,598
Exchange Traded Fund	4,388,400	–	–	4,388,400
Investments, at Value	$4,388,400	$36,410,598	$–	$40,798,998

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$39,228,776	$–	$39,228,776
Exchange Traded Funds	4,493,868	–	–	4,493,868
Investments, at Value	$4,493,868	$39,228,776	$–	$43,722,644

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks
Applications Software	$410,877	$–	$–	$410,877
Building - Residential/Commercial	419,704	–	–	419,704
Casino Hotels	405,308	–	–	405,308
Coatings/Paint	414,602	–	–	414,602
Commercial Banks - Southern US	405,720	–	–	405,720
Computers	422,143	–	–	422,143
Decision Support Software	404,580	–	–	404,580
Electric - Integrated	410,010	–	–	410,010
Electronic Components - Semiconductors	412,173	–	–	412,173
Electronic Secure Devices	417,295	–	–	417,295

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Enterprise Software/Services	$419,053	$–	$–	$419,053
Finance - Credit Card	817,227	–	–	817,227
Finance - Investment Banker/Broker	416,961	–	–	416,961
Food - Miscellaneous/Diversified	412,908	–	–	412,908
Food - Wholesale/Distribution	418,041	–	–	418,041
Medical - Drugs	827,003	–	–	827,003
Medical - Hospitals	415,569	–	–	415,569
Medical - Wholesale Drug Distribution	413,260	–	–	413,260
Oil Companies - Exploration & Production	1,235,835	–	–	1,235,835
REITS - Diversified	413,071	–	–	413,071
Retail - Building Products	416,940	–	–	416,940
Retail - Restaurants	408,943	–	–	408,943
Supranational Bank	414,087	–	–	414,087
Tobacco	417,548	–	–	417,548
Transportation - Rail	816,147	–	–	816,147
Corporate Non-Convertible Note	–	326,068	–	326,068
Exchange Traded Funds	368,105	–	–	368,105
Put Option	–	17,200	–	17,200
Investments, at Value	$12,753,110	$343,268	$–	$13,096,378

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Chemicals - Specialty	$1,304,415	$–	$–	$1,304,415
Coal	1,001,524	–	–	1,001,524
Commercial Service - Finance	1,604,843	–	–	1,604,843
Commercial Services	991,325	–	–	991,325
Data Processing/Management	1,305,440	–	–	1,305,440
Decision Support Software	1,613,963	–	–	1,613,963

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund (continued)
Investments in Securities*
(continued)
Diagnostic Kits	$1,613,905	$–	$–	$1,613,905
Distribution/Wholesale	1,313,067	–	–	1,313,067
Electronic Secure Devices	1,301,429	–	–	1,301,429
Energy - Alternate Sources	–	–	0	0
Enterprise Software/Services	616,000	–	–	616,000
Finance - Investment Banker/Broker	1,309,684	–	–	1,309,684
Garden Products	1,322,438	–	–	1,322,438
Home Furnishings	1,342,894	–	–	1,342,894
Information Technology	–	–	143,412	143,412
Medical - Biomedical/Genetics	1,272,471	–	–	1,272,471
Medical - Drugs	1,880,660	–	–	1,880,660
Medical - Hospitals	–	–	0	0
Metal - Diversified	259,652	–	–	259,652
Office Automation & Equipment	990,031	–	–	990,031
Oil - Field Services	1,869,003	–	–	1,869,003
Oil Companies - Exploration & Production	1,002,437	–	–	1,002,437
Paper & Related Products	993,293	–	–	993,293
Real Estate Operating/Development	–	–	179,741	179,741
Rental Auto/Equipment	847,800	–	–	847,800
Retail - Building Products	1,626,692	–	–	1,626,692
Retail - Pet Food & Supplies	809,512	–	–	809,512
Television	1,310,262	–	–	1,310,262
Web Hosting/Design	826,000	–	–	826,000
Corporate Non-Convertible Note	–	831,158	–	831,158
Exchange Traded Funds	1,091,997	–	–	1,091,997
Warrants
Information Technology	–	–	0	0
Oil Companies - Exploration & Production	944	–	–	944
Put Option	–	43,000	–	43,000
Investments, at Value	31,421,681	874,158	323,153	32,618,992

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$2,138,170	$–	$–	$2,138,170
Building & Construction
Products - Miscellaneous	245,800	–	–	245,800
Building Products - Cement	–	712,121	–	712,121
Building Products - Wood	239,725	–	–	239,725
Coal	–	–	0	0
Diamonds/Precious Stones	215,119	–	0	215,119
Diversified Minerals	3,330,034	284,183	–	3,614,217
Electric - Integrated	–	517,478	–	517,478
Energy - Alternate Sources	–	775,779	0	775,779
Finance - Investment Banker/Broker	324,565	–	–	324,565
Food - Miscellaneous/Diversified	572,180	–	–	572,180
Forestry	264,181	–	–	264,181
Gold Mining	6,166,413	–	0	6,166,413
Information Technology	–	–	896,328	896,328
Medical - Hospitals	–	–	0	0
Metal - Copper	239,250	–	–	239,250
Metal - Diversified	3,345,432	1,603,391	–	4,948,823
Metal - Iron	1,105,047	654,744	0	1,759,791
Mining Services	471,751	–	–	471,751
Natural Resource Technology	–	–	120,741	120,741
Non-Ferrous Metals	37,740	–	0	37,740
Oil - Field Services	377,000	–	–	377,000
Oil Companies - Exploration & Production	3,797,531	1,165,814	0	4,963,345
Oil Companies - Integrated	7,736,650	–	–	7,736,650
Oil Companies - US Royalty Trusts	6,040	–	–	6,040
Oil Refining & Marketing	1,304,900	–	–	1,304,900
Paper & Related Products	930,641	–	–	930,641
Petrochemicals	438,300	–	–	438,300
Precious Metals	2,649,298	–	–	2,649,298
Real Estate Operating/ Development	–	–	3,136,709	3,136,709
REITS - Diversified	551,850	–	–	551,850
Retail - Jewelry	145,299	–	–	145,299
Steel - Producers	1,565,951	575,557	–	2,141,508
Corporate Non-Convertible Note	–	1,487,683	–	1,487,683
Exchange Traded Funds	1,274,787	–	–	1,274,787
Warrants
Electronics - Military	–	0	–	0

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Gold Mining	$–	$0	$–	$0
Metal - Diversified	–	0	–	0
Oil Companies - Exploration & Production	3,774	–	–	3,774
Call Option	270,000	–	–	270,000
Investments, at Value	39,747,428	7,776,750	4,153,778	51,677,956

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/Production	$2,901,461	$–	$–	$2,901,461
Capital Pools	428,488	–	–	428,488
Coal	–	–	0	0
Diamonds/Precious Stones	985,961	–	0	985,961
Diversified Minerals	2,848,609	–	566,102	3,414,711
Finance - Investment
Banker/Broker	17,109	–	–	17,109
Gold Mining	26,671,700	2,123,529	21,058	28,816,287
Investment Companies	54,346	–	–	54,346
Machinery - Construction & Mining	380,892	–	–	380,892
Medical - Hospitals	–	–	0	0
Metal - Copper	241,537	–	–	241,537
Metal - Diversified	3,580,060	5,162,868	–	8,742,928
Metal - Iron	–	80,994	–	80,994
Mining Services	33,966	307,666	–	341,632
Non-Ferrous Metals	121,146	–	–	121,146
Oil Companies - Exploration & Production	188,701	–	0	188,701
Optical Recognition Equipment	3,967	–	–	3,967
Precious Metals	17,992,378	2,257,121	–	20,249,499
Retail - Jewelry	664,226	–	–	664,226
Silver Mining	107,182	–	–	107,182
Exchange Traded Funds	3,385,800	–	–	3,385,800

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Warrants
Gold Mineral Exploration & Development	$–	$–	$0	$0
Gold Mining	–	0	–	0
Retail - Jewelry	–	19,304	–	19,304
Call Option	330,000	–	–	330,000
Investments, at Value	60,937,529	9,951,482	587,160	71,476,171

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals	$1,278,714	$–	$–	$1,278,714
Gold Mining	47,906,675	10,653,785	–	58,560,460
Medical - Hospitals	–	–	0	0
Mining Services	1,449,221	–	–	1,449,221
Non - Ferrous Metals	482,500	–	–	482,500
Platinum	–	1,573,153	–	1,573,153
Precious Metals	20,297,171	–	–	20,297,171
Recycling	–	1,336,099	–	1,336,099
Retail - Jewelry	2,413,750	–	–	2,413,750
Silver Mining	3,902,220	–	–	3,902,220
Corporate Non-Convertible Notes	–	2,274,136	0	2,274,136
Exchange Traded Funds	6,987,380	–	–	6,987,380
Warrants
Gold Mining	–	0	–	0
Retail - Jewelry	–	0	–	0
Silver Mining	–	76,424	–	76,424
Call Option	420,000	–	–	420,000
Investments, at Value	85,137,631	15,913,597	0	101,051,228

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals	$175,612	$–	$–	$175,612
Airlines	–	1,286,250	–	1,286,250
Airport Development/Maintenance	–	181,555	–	181,555
Apparel Manufacturers	–	140,314	–	140,314
Appliances	–	170,529	–	170,529
Athletic Footwear	–	34,240	–	34,240
Automotive - Cars & Light Trucks	–	145,281	–	145,281
Automotive/Truck Parts & Equipment - Original	–	179,157	–	179,157
Beverages - Non-alcoholic	–	74,466	–	74,466
Brewery	–	79,448	–	79,448
Building - Heavy Construction	–	106,526	–	106,526
Building & Construction Products - Miscellaneous	–	422,953	–	422,953
Cellular Telecommunication	127,170	279,307	–	406,477
Chemicals - Fibers	–	36,251	–	36,251
Coal	–	104,386	–	104,386
Commercial Banks Non-US	2,570,399	1,923,004	–	4,493,403
Computer Services	–	118,469	–	118,469
Diamonds/Precious Stones	–	151,639	–	151,639
Diversified Operations	–	386,545	–	386,545
Electric - Distribution	–	257,423	–	257,423
Electric - Generation	–	471,734	–	471,734
Electric - Integrated	–	152,295	–	152,295
Energy - Alternate Sources	63,403	–	–	63,403
Entertainment Software	–	79,098	–	79,098
Finance - Other Services	–	160,685	–	160,685
Food - Retail	473,979	461,641	–	935,620
Food - Wholesale/Distribution	–	261,210	–	261,210
Gold Mining	387,254	106,065	–	493,319
Metal - Diversified	1,498,435	–	–	1,498,435
Metal - Iron	461,472	–	–	461,472
Miscellaneous
Manufacturing	–	112,396	–	112,396
Multi-line Insurance	–	209,495	–	209,495
Oil Companies - Exploration & Production	1,324,980	106,992	–	1,431,972
Oil Companies - Integrated	7,796,833	866,861	–	8,663,694
Oil Refining & Marketing	–	1,607,369	–	1,607,369

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities* (continued)
Precious Metals	$–	$154,497	$–	$154,497
Property/Casualty Insurance	–	470,142	–	470,142
Regional Banks - Non US	463,353	154,086	–	617,439
Retail - Apparel/Shoe	–	128,786	–	128,786
Retail - Jewelry	–	183,197	–	183,197
Retail - Major Dept Store	–	309,962	–	309,962
Steel - Producers	729,097	655,933	–	1,385,030
Telecom Services	–	240,517	–	240,517
Telephone - Integrated	–	403,398	–	403,398
Textile - Apparel	–	163,185	–	163,185
Transportation - Rail	314,214	–	–	314,214
Transportation - Services	–	313,952	–	313,952
Warehousing & Harbor Transportation Services	–	72,889	–	72,889
Exchange Traded Fund	155,574	–	–	155,574
Warrant
Energy - Alternate Sources	–	0	–	0
Investments, at Value	$16,541,775	$13,924,128	$–	$30,465,903
Other Financial Instruments†
Currency Contracts	–	808	–	808
Total Assets	$16,541,775	$13,924,936	$–	$30,466,711

Liabilities
Other Financial Instruments†
Currency Contracts	–	(58,226)	–	(58,226)
Total Liabilities	$–	$(58,226)	$–	$(58,226)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$–	$49,683	$–	$49,683
Airlines	–	105,041	–	105,041
Airport Development/Maintenance	–	13,653	–	13,653

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Apparel Manufacturers	$–	$22,496	$–	$22,496
Applications Software	81,199	–	–	81,199
Audio/Video Products	–	80,184	–	80,184
Automotive - Cars & Light Trucks	–	160,359	–	160,359
Automotive/Truck Parts & Equipment - Replacement	–	577,049	–	577,049
Batteries/Battery Systems	–	178,948	–	178,948
Beverages - Non-alcoholic	–	121,603	–	121,603
Broadcast Service/Program	–	13,910	–	13,910
Building - Heavy Construction	–	406,070	–	406,070
Building & Construction Products - Miscellaneous	–	352,936	–	352,936
Building Products - Cement	–	621,913	–	621,913
Casino Hotels	–	243,997	–	243,997
Chemicals - Fibers	–	10,302	–	10,302
Coal	–	43,718	–	43,718
Commercial Banks Non-US	–	364,884	–	364,884
Computers - Integrated System	–	14,848	–	14,848
Consumer Products - Miscellaneous	–	247	–	247
Containers - Paper/Plastic	–	10,817	–	10,817
Electronic Components - Miscellaneous	–	240,608	–	240,608
Electronic Components - Semiconductors	–	36,989	–	36,989
Enterprise Software/Services	–	34,476	–	34,476
Entertainment Software	–	42,506	–	42,506
Finance - Investment Banker/Broker	–	95,253	–	95,253
Food - Dairy Products	–	494,112	–	494,112
Food - Miscellaneous/Diversified	–	1,266,080	–	1,266,080
Gas - Distribution	–	168,249	–	168,249
Industrial Audio & Video Production	–	63,582	–	63,582
Machinery - Construction & Mining	–	34,788	–	34,788
Medical - Drugs	–	477,471	–	477,471
Multi-line Insurance	–	908,004	–	908,004
Multimedia	–	279,418	–	279,418
Non-Ferrous Metals	–	–	0	0

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Oil Companies - Exploration & Production	$593,775	$–	$–	$593,775
Oil Field Machinery & Equipment	–	10,373	–	10,373
Paper & Related Products	–	15,159	–	15,159
Petrochemicals	58,440	8,783	–	67,223
Real Estate Management/Services	–	596,082	–	596,082
Real Estate Operating/Development	–	2,300,667	–	2,300,667
Retail - Apparel/Shoe	–	1,065,131	–	1,065,131
Retail - Jewelry	–	130,586	–	130,586
Retail - Major Dept Store	–	9,378	–	9,378
Retail - Regional Dept Store	–	29,361	–	29,361
Schools	–	198,330	–	198,330
Semiconductor Components - Integrated Circuit	–	11,477	–	11,477
Telecom Services	–	261,672	–	261,672
Therapeutics	–	105,542	–	105,542
Investments, at Value	$733,414	$12,276,735	$0	$13,010,149

*	Refer to the Portfolios of Investments for a detailed list of the Fund’s investments.
†	Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2019 through September 30, 2019:

	Common Stocks	Corporate Non-Convertible Note	Warrants	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/18	$236,043	$233,829	$0	$469,872
Paydowns/Maturities	—	(233,829)	—	(233,829)
Purchases	150,032	—	—	150,032
Net change in unrealized appreciation (depreciation)	(62,922)	—	—	(62,922)
Ending Balance 09/30/19	$323,153	$—	0	$323,153
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/19	$(62,922)	$—	$—	$(62,922)

Notes to Portfolios of Investments (unaudited)	September 30, 2019

	Common Stocks	Corporate Non-Convertible Note	Total
Global Resources Fund
Beginning Balance 12/31/18	$4,606,245	$2,805,938	$7,412,183
Paydowns/Maturities	—	(2,805,938)	(2,805,938)
Transfers into Level 3	0	—	0
Net change in unrealized appreciation (depreciation)	(452,467)	—	(452,467)
Ending Balance 09/30/19	$4,153,778	$—	$4,153,778
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/19	$(452,467)	$—	$(452,467)

	Common Stock	Corporate Non-Convertible Note	Warrants	Total
World Precious Minerals Fund
Beginning Balance 12/31/18	$0	$748,250	$0	$748,250
Paydown/Maturities	—	(748,250)	0	(748,250)
Transfers to Level 3	21,058	—	—	21,058
Purchases	570,364	—	—	570,364
Net change in unrealized appreciation (depreciation)	(4,262)	—	0	(4,262)
Ending Balance 09/30/19	$587,160	$—	$0	$587,160
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/19	$(4,262)	$—	$—	$(4,262)

	Common Stocks	Corporate Non-Convertible Note	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/18	$0	$280,594	$280,594
Paydowns/Maturities	—	(280,594)	(280,594)
Ending Balance 09/30/19	$0	$0	$0
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/19	$—	$—	$—

Common Stocks
China Region Fund
Beginning Balance 12/31/18	$0
Transfers to Level 3	0
Ending Balance 09/30/19	$0
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/19	$—

Notes to Portfolios of Investments (unaudited)	September 30, 2019

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

	Fair Value at 09/30/19	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Holmes Macro Trends Fund
Investments in Securities				0% - 100% discount
Common Stocks	143,412	Market Transaction(1)	Discount	(26% discount)
Common Stocks	179,741	Method of Comparables Pricing (2)	Multiples	8.0 – 26.6 (9.3)
Warrants	0	Market Transaction(1)	Discount	0%

Global Resources Fund
Investments in Securities				5% - 100% discount
Common Stocks	1,017,069	Market Transaction(1)	Discount	(97% discount)
Common Stocks	3,136,709	Method of Comparables Pricing (2)	Multiples	8.0 – 26.6 (9.3)

World Precious Minerals Fund
Investments in Securities				0% - 100% discount
Common Stocks	587,160	Market Transaction(1)	Discount	(94% discount)
Warrants	0	Market Transaction(1)	Discount	100%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	0	Market Transaction(1)	Discount	100%
Corporate Non-Convertible Note	0	Market Transaction(1)	Discount	100%

China Region Fund
Investments in Securities
Common Stocks	0	Market Transaction(1)	Discount	100%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)	The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (unaudited)	September 30, 2019

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2019.

				Values of Affiliated Companies
Global Resources Fund	December 31, 2018	Purchases Cost	Sales Proceeds	September 30, 2019		Income	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation (Depreciation)
Caribbean Resources Corp.	$0	$—	$—	$0		$—	$–	$–
Libero Copper & Gold Corp.	219,977	—	(47,716)	409,480	(a)	—	24,198	213,021
Pacific Green Energy Corp.	0	—	—	0		—	–	–

At September 30, 2019, the value of investments in affiliated companies was $0, representing 0.0% of net assets, and the total cost was $27,968,676. Net realized gain on transactions was $24,198, net change in unrealized appreciation (depreciation) was $213,021 and there was no income earned for the period.

				Values of Affiliated Companies
World Precious Minerals Fund	December 31, 2018	Purchases Cost	Sales Proceeds	September 30, 2019		Income	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation (Depreciation)
Argo Gold, Inc.	$344,126	$—	$—	$279,984		$—	$–	$(64,142)
Barksdale Capital Corp.	1,147,085	24,409	—	985,961		—	–	(185,533)
Barsele Minerals Corp.	2,065,631	97,651	—	3,624,682		—	–	1,461,400
Chakana Copper Corp.	1,415,177	45,549	—	555,723	(a)	—	—	(905,003)
CopperBank Resources Corp.	841,614	—	—	607,073		—	–	(234,541)
Dolly Varden Silver Corp.	3,024,993	117,216	—	3,238,933		—	–	96,724
Fremont Gold, Ltd.	439,496	—	—	150,961		—	–	(288,535)
Mammoth Resources Corp.	95,423	—	—	36,874		—	–	(58,549)
Polarx, Ltd.	604,063	785,344	—	2,128,190		—	–	738,783
Radisson Mining Resources, Inc.	603,868	39,049	(59,308)	1,140,695		—	(21,412)	578,498
Silver Viper Minerals Corp.	80,941	277,056	(33,290)	611,390		—	531	286,152
Atico Mining Corp., (formerly Toachi Mining, Inc.)	417,522	—	(9,075)	380,892	(a)	—	(56,768)	29,213
TriStar Gold, Inc.	3,534,391	3,082	—	5,172,661		—	–	1,635,188
TriStar Gold, Inc., Warrants	0	—	—	—(a)		—	—	—

Notes to Portfolios of Investments (unaudited)	September 30, 2019

World Precious Minerals Fund (cont’d)	December 31, 2018	Purchases Cost	Sales Proceeds	September 30, 2019		Income	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation (Depreciation)
VR Resources, Ltd.	395,546	—	—	815,187		—	–	419,641
VR Resources, Ltd., Warrants	0	—	—	—	(a)	—	—	—

At September 30, 2019, the value of investments in affiliated companies was $18,792,591, representing 25.54% of net assets, and the total cost was $18,191,288. Net realized loss on transactions was $(77,649), net change in unrealized appreciation (depreciation) was $3,509,296 and there was no income earned for the period.

(a)	At September 30, 2019, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of September 30, 2019, the total cost of restricted securities was $426,625, and the total value was $179,741, representing 0.52% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
CruzSur Energy Corp.	08/30/17	$0.79
I-Pulse, Inc., 144A	10/04/07	$1.88
Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of September 30, 2019, the total cost of restricted securities was $7,493,351, and the total value was $3,264,634, representing 6.01% of net assets.

Open forward foreign currency contracts as of September 30, 2019, were as follows:

Fund	Counterparty	Currency to Deliver	Currency to Receive		Settlement Date	Settlement Value at September 30, 2019	Net Unrealized Appreciation (Depreciation)
Emerging Europe Fund	Brown Brothers Harriman & Co. TRY	18,000,000	USD	3,103,127	10/23/2019	$3,161,353	$(58,226)
	Brown Brothers Harriman & Co. GBP	600,000	USD	740,088	11/1/2019	739,280	808

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 26, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 26, 2019